UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Small Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31, 2019

Date of reporting period: June 30, 2018

1

Item 1:	Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/18 is included with this Form.

Value Line Small Cap Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (97.7%)

CONSUMER DISCRETIONARY (11.5%)

	AUTO PARTS & EQUIPMENT (0.2%)
7,100	Cooper-Standard Holdings, Inc. *(1)	$927,757

	COMMERCIAL SERVICES (1.2%)
89,900	Monro, Inc. (1)	5,223,190
16,300	Nutrisystem, Inc. (1)	627,550
		5,850,740

	DISTRIBUTION & WHOLESALE (2.4%)
76,500	Pool Corp.	11,589,750

	ELECTRONICS (0.2%)
40,900	Turtle Beach Corp. *	831,088

	ENGINEERING&CONSTRUCTION (0.2%)
10,800	TopBuild Corp. *	846,072

	ENTERTAINMENT (2.3%)
25,400	Churchill Downs, Inc. (1)	7,531,100
23,800	Marriott Vacations Worldwide Corp. (1)	2,688,448
33,000	Penn National Gaming, Inc. *	1,108,470
		11,328,018

	HOME BUILDERS (0.3%)
7,500	Cavco Industries, Inc. *	1,557,375

	HOUSEHOLD PRODUCTS (0.4%)
19,600	Helen of Troy, Ltd. *(1)	1,929,620

	INTERNET (0.3%)
14,600	Shutterfly, Inc. *(1)	1,314,438

	LEISURE TIME (0.8%)
31,900	LCI Industries (1)	2,875,785
26,700	Planet Fitness, Inc. Class A *(1)	1,173,198
		4,048,983

	LODGING (0.2%)
36,000	ILG, Inc.	1,189,080

	RETAIL (3.0%)
11,100	Asbury Automotive Group, Inc. *(1)	760,905
3,200	Big Lots, Inc. (1)	133,696
39,900	Cheesecake Factory, Inc. (The) (1)	2,196,894
6,300	Children's Place, Inc. (The) (1)	761,040
33,900	Dave & Buster's Entertainment, Inc. *(1)	1,613,640
19,900	Domino's Pizza, Inc. (1)	5,615,183
20,500	Movado Group, Inc.	990,150
13,700	Shake Shack, Inc. Class A *(1)	906,666
26,400	Texas Roadhouse, Inc. (1)	1,729,464
		14,707,638
		56,120,559

Shares		Value
CONSUMER STAPLES (4.8%)

	COMMERCIAL SERVICES (0.4%)
11,400	Medifast, Inc.	$1,825,824

	FOOD (3.0%)
38,800	B&G Foods, Inc. (1)	1,160,120
12,600	Cal-Maine Foods, Inc. *(1)	577,710
54,200	Calavo Growers, Inc. (1)	5,211,330
39,400	J&J Snack Foods Corp.	6,007,318
11,600	Lancaster Colony Corp.	1,605,672
		14,562,150

	RETAIL (1.4%)
66,000	Casey's General Stores, Inc. (1)	6,935,280
		23,323,254

FINANCIALS (10.1%)

	BANKS (1.8%)
104,548	First Financial Bankshares, Inc. (1)	5,321,493
37,900	Prosperity Bancshares, Inc. (1)	2,590,844
13,800	Walker & Dunlop, Inc.	767,970
		8,680,307

	COMMERCIAL SERVICES (0.5%)
32,900	Green Dot Corp. Class A *	2,414,531

	DIVERSIFIED FINANCIALS (2.6%)
17,800	Enova International, Inc. *	650,590
26,400	LendingTree, Inc. *(1)	5,644,320
125,100	Stifel Financial Corp.	6,536,475
		12,831,385

	INSURANCE (4.4%)
182,700	Arch Capital Group, Ltd. *(1)	4,834,242
18,200	Primerica, Inc.	1,812,720
58,600	ProAssurance Corp.	2,077,370
20,300	RenaissanceRe Holdings, Ltd.	2,442,496
131,900	RLI Corp. (1)	8,730,461
9,100	Selective Insurance Group, Inc.	500,500
14,200	Validus Holdings, Ltd.	959,920
		21,357,709

	REITS (0.8%)
45,200	Equity Lifestyle Properties, Inc. REIT	4,153,880
		49,437,812

HEALTHCARE (8.5%)

	BIOTECHNOLOGY (0.3%)
4,400	Bio-Rad Laboratories, Inc. Class A *	1,269,576

	HEALTHCARE PRODUCTS (3.7%)
39,900	Cantel Medical Corp.	3,924,564
11,500	Haemonetics Corp. *	1,031,320
31,500	ICU Medical, Inc. *	9,249,975
19,800	Insulet Corp. *(1)	1,696,860

1

June 30, 2018

Shares		Value
15,900	Integra LifeSciences Holdings Corp. *	$1,024,119
9,300	Merit Medical Systems, Inc. *	476,160
7,100	Nevro Corp. *(1)	566,935
		17,969,933

	HEALTHCARE SERVICES (3.3%)
15,500	Avanos Medical, Inc. *	887,375
32,000	Chemed Corp.	10,297,920
18,000	Teladoc, Inc. *(1)	1,044,900
42,300	US Physical Therapy, Inc. (1)	4,060,800
		16,290,995

	PHARMACEUTICALS (1.2%)
79,000	Akorn, Inc. *(1)	1,310,610
39,066	Neogen Corp. *	3,132,703
15,200	PRA Health Sciences, Inc. *(1)	1,419,072
		5,862,385
		41,392,889

INDUSTRIALS (33.6%)

	AEROSPACE & DEFENSE (7.3%)
22,400	Esterline Technologies Corp. *	1,653,120
230,751	HEICO Corp. (1)	16,828,689
11,700	Kaman Corp.	815,373
7,700	KLX, Inc. *	553,630
79,400	Teledyne Technologies, Inc. *	15,805,364
		35,656,176

	BUILDING MATERIALS (4.7%)
120,000	AAON, Inc. (1)	3,990,000
8,400	American Woodmark Corp. *(1)	769,020
80,800	Lennox International, Inc.	16,172,120
32,000	Trex Co., Inc. *(1)	2,002,880
		22,934,020

	COMMERCIAL SERVICES (5.1%)
14,200	ASGN, Inc. *	1,110,298
17,900	FTI Consulting, Inc. *	1,082,592
198,800	Healthcare Services Group, Inc. (1)	8,586,172
21,200	Insperity, Inc.	2,019,300
11,700	Korn/Ferry International	724,581
185,900	Rollins, Inc. (1)	9,774,622
26,000	TriNet Group, Inc. *(1)	1,454,440
		24,752,005

	COMPUTERS (0.2%)
27,800	Mercury Systems, Inc. *(1)	1,058,068

	ELECTRICAL EQUIPMENT (1.3%)
85,700	EnerSys	6,396,648

	ELECTRONICS (1.7%)
7,100	Watts Water Technologies, Inc. Class A	556,640
102,000	Woodward Inc. (1)	7,839,720
		8,396,360

Shares		Value
	ENGINEERING & CONSTRUCTION (0.9%)
7,400	EMCOR Group, Inc.	$563,732
75,500	Exponent, Inc.	3,646,650
		4,210,382

	ENVIRONMENTAL CONTROL (0.7%)
49,400	Waste Connections, Inc.	3,718,832

	HAND & MACHINE TOOLS (1.2%)
67,500	Lincoln Electric Holdings, Inc.	5,923,800

	HOUSEWARES (2.5%)
200,200	Toro Co. (The)	12,062,050

	MACHINERY DIVERSIFIED (1.9%)
28,000	Applied Industrial Technologies, Inc.	1,964,200
11,000	Kadant, Inc.	1,057,650
30,200	Middleby Corp. (The) *(1)	3,153,484
24,100	Nordson Corp. (1)	3,094,681
		9,270,015

	MACHINERY-CONSTR&MINING (0.1%)
10,300	BWX Technologies, Inc.	641,896

	METAL FABRICATE/HARDWARE (1.8%)
52,500	RBC Bearings, Inc. *	6,762,525
13,800	Valmont Industries, Inc. (1)	2,080,350
		8,842,875

	MISCELLANEOUS MANUFACTURERS (2.7%)
12,200	Axon Enterprise, Inc. *	770,796
69,500	AZZ, Inc.	3,019,775
36,200	Carlisle Companies, Inc.	3,920,822
49,800	EnPro Industries, Inc.	3,483,510
13,100	John Bean Technologies Corp. (1)	1,164,590
15,600	Lydall, Inc. *	680,940
		13,040,433

	RETAIL (0.3%)
38,600	Rush Enterprises, Inc. Class A *	1,674,468

	TRANSPORTATION (1.2%)
33,800	Landstar System, Inc.	3,690,960
20,000	XPO Logistics, Inc. *(1)	2,003,600
		5,694,560
		164,272,588

INFORMATION TECHNOLOGY (21.2%)

	COMMERCIAL SERVICES (2.0%)
50,000	WEX, Inc. *	9,524,000

	COMPUTERS (2.4%)
5,300	CACI International, Inc. Class A *	893,315
57,700	ExlService Holdings, Inc. *	3,266,397
54,300	MAXIMUS, Inc.	3,372,573
9,100	Qualys, Inc. *	767,130
41,700	Science Applications International Corp.	3,374,781
		11,674,196

2

Schedule of Investments (unaudited) (continued)

Shares		Value
	ELECTRICAL EQUIPMENT (0.5%)
10,400	Littelfuse, Inc. (1)	$2,373,072

	ELECTRONICS (1.6%)
3,500	Coherent, Inc. *(1)	547,470
56,800	SYNNEX Corp.	5,481,768
22,800	Tech Data Corp. *	1,872,336
		7,901,574

	ENERGY-ALTERNATE SOURCES (0.1%)
13,000	SolarEdge Technologies, Inc. *(1)	622,050

	INTERNET (5.0%)
93,300	ePlus, Inc. *(1)	8,779,530
48,800	Proofpoint, Inc. *	5,627,128
28,800	Stamps.com, Inc. *(1)	7,287,840
18,000	Trade Desk, Inc. (The) Class A *	1,688,400
19,100	Zendesk, Inc. *	1,040,759
		24,423,657

	SEMICONDUCTORS (0.2%)
11,600	Silicon Laboratories, Inc. *	1,155,360

	SOFTWARE (9.4%)
37,100	ACI Worldwide, Inc. *(1)	915,257
23,826	ANSYS, Inc. *	4,150,012
19,800	Blackbaud, Inc.	2,028,510
9,500	Everbridge, Inc. *	450,490
38,100	Fair Isaac Corp. *	7,365,492
21,000	Instructure, Inc. *	893,550
39,300	j2 Global, Inc. (1)	3,403,773
25,100	New Relic, Inc. *	2,524,809
16,300	Paycom Software, Inc. *(1)	1,610,929
19,600	Progress Software Corp.	760,872
62,658	Tyler Technologies, Inc. *	13,916,342
31,400	Ultimate Software Group, Inc. (The) *(1)	8,079,534
		46,099,570
		103,773,479
MATERIALS (5.7%)

	BUILDING MATERIALS (0.3%)
29,100	US Concrete, Inc. *(1)	1,527,750

	CHEMICALS (2.0%)
12,700	Balchem Corp.	1,246,378
9,200	KMG Chemicals, Inc.	678,776
5,800	NewMarket Corp. (1)	2,346,100
31,400	PolyOne Corp.	1,357,108
58,300	Sensient Technologies Corp. (1)	4,171,365
		9,799,727

	HOUSEWARES (0.7%)
38,800	Scotts Miracle-Gro Co. (The) (1)	3,226,608

	MISCELLANEOUS MANUFACTURERS (1.8%)
95,200	AptarGroup, Inc.	8,889,776

Shares		Value

	PACKAGING & CONTAINERS (0.9%)
172,600	Silgan Holdings, Inc.	$4,630,858
		28,074,719

	TELECOMMUNICATION SERVICES (0.1%)

	INTERNET (0.1%)
22,100	Boingo Wireless, Inc. *	499,239

UTILITIES (2.2%)

	ELECTRIC (0.4%)
37,800	El Paso Electric Co.	2,233,980

	OIL & GAS (1.8%)
54,400	New Jersey Resources Corp. (1)	2,434,400
111,100	South Jersey Industries, Inc. (1)	3,718,517
32,900	Southwest Gas Holdings, Inc. (1)	2,509,283
		8,662,200
		10,896,180

	TOTAL COMMON STOCKS (Cost $262,083,215) (97.7%)	477,790,719

SHORT-TERM INVESTMENTS (8.3%)

MONEY MARKET FUNDS (8.3%)
10,441,205	State Street Institutional U.S. Government Money Market Fund, Premier Class	10,441,205
30,204,255	State Street Navigator Securities Lending Government Money Market Portfolio (2)	30,204,255

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,645,460) (8.3%)	40,645,460

	TOTAL INVESTMENT SECURITIES (106.0%) (Cost $302,728,675)	$518,436,179

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-6.0%)		(29,345,753)

NET ASSETS (3) (100%)		$489,090,426

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2018, the market value of the securities on loan was $133,335,440.
(2)	Securities with an aggregate market value of $133,335,440 were out on loan in exchange for $30,204,255 of cash collateral as of June 30, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $302,728,675, aggregate gross unrealized appreciation was $218,437,526, aggregate gross unrealized depreciation was $2,730,022 and the net unrealized appreciation was $215,707,504.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$477,790,719	$—	$—	$477,790,719
Short-Term Investments	40,645,460	—	—	40,645,460
Total Investments in Securities	$518,436,179	$—	$—	$518,436,179

* See Schedule of Investments for further classification.

Information Classification: General

See Notes to Financial Statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended June 30, 2018, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended June 30, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By /s/ Mitchell E. Appel

Mitchell E. Appel, President

Date: 8/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mitchell E. Appel

Mitchell E. Appel, President, Principal Executive Officer

By /s/ Emily D. Washington

Emily D. Washington, Treasurer, Principal Financial Officer

Date: 8/27/18